Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

November 19, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          ING Series Fund, Inc. (on behalf of ING Small Company Fund) (File No. 333-162509)

Ladies and Gentlemen:

Attached for filing via the EDGAR system pursuant to Rule 497 under the Securities Act of 1933, as amended, is the form of registration statement on Form N-14, dated December 1, 2009, for ING Series Fund, Inc. (the “Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Small Company Fund, a series of the Registrant, will acquire all of the assets of ING SmallCap Value Multi-Manager Fund, a series of ING Equity Trust, in exchange for shares of ING Small Company Fund and the assumption by ING Small Company Fund of the known liabilities of ING SmallCap Value Multi-Manager Fund.

No fee is required in connection with this filing.  Should you have any questions regarding this filing, please contact the undersigned at 202.261.3496 or Jutta M. Frankfurter at 212.261.3484.

Sincerely,

/s/ Hoang T. Pham
Hoang T. Pham

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